Segment Reporting (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting
Net revenue from sales and services	R$ 1,674,191	R$ 1,486,273	R$ 1,264,280
Cost of goods sold and services	(653,449)	(570,907)	(473,135)
Operating income (expenses)
General and administrative expenses	(364,773)	(465,523)	(471,626)
Commercial expenses	(282,671)	(246,096)	(194,043)
Other operating income	4,286	13,699	1,828
Impairment losses on trade receivables	(53,003)	(55,771)	(45,904)
Share of loss equity-accounted investees	(12,300)	(18,655)	(4,512)
Profit before finance result and taxes	300,419	114,936	R$ 76,080
Assets	7,205,155	7,402,880
Current and non-current liabilities	R$ 2,211,844	R$ 2,882,089